UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2004

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
194345
4587938
SH

SOLE

4587938
0
0
Allstate Corp.
Common
020002101
201151
4191514
SH

SOLE

4191514
0
0
American Express Co.
Common
025816109
196981
3827849
SH

SOLE

3827849
0
0
American International Group
Common
026874107
157736
2319990
SH

SOLE

2319990
0
0
Anthem Inc.
Common
03674B104
192667
2208217
SH

SOLE

2208217
0
0
Apache Corp.
Common
037411105
2768
55230
SH

SOLE

55230
0
0
Bank of America Corp.
Common
060505104
195148
4503766
SH

SOLE

4503766
0
0
Bank Of New York
Common
064057102
263
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6932
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
152
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
359
6236
SH

SOLE

6236
0
0
Bristol Myers Squibb
Common
110122108
227
9580
SH

SOLE

9580
0
0
Cendant Corp.
Common
151313103
183572
8498695
SH

SOLE

8498695
0
0
ChevronTexaco Corp
Common
166764100
154168
2874128
SH

SOLE

2874128
0
0
Chubb Corp.
Common
171232101
195724
2784913
SH

SOLE

2784913
0
0
Citigroup Inc.
Common
172967101
215189
4877363
SH

SOLE

4877363
0
0
Comcast Corp. Cl A
Class A Spl.
20030N200
223782
8015122
SH

SOLE

8015122
0
0
ConocoPhillips
Common
20825c104
254
3064
SH

SOLE

3064
0
0
CVS Corp.
Common
126650100
193674
4597056
SH

SOLE

4597056
0
0
Devon Energy Corp.
Common
25179M103
165440
2329810
SH

SOLE

2329810
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
536
38912.387
SH

SOLE

38912.387
0
0
Dupont De Nemours
Common
263534109
186378
4354623
SH

SOLE

4354623
0
0
Emerson Electric
Common
291011104
187170
3024244
SH

SOLE

3024244
0
0
Exelon Corp.
Common
30161n101
206177
5619426
SH

SOLE

5619426
0
0
Fannie Mae
Common
313586109
214077
3376613
SH

SOLE

3376613
0
0
FirstEnergy Corp
Common
337932107
114102
2777549
SH

SOLE

2777549
0
0
Ford Motor Co.
Common
345370860
541
38489
SH

SOLE

38489
0
0
Freddie Mac
Common
313400301
421
6450
SH

SOLE

6450
0
0
Gannett Inc.
Common
364730101
155077
1851444
SH

SOLE

1851444
0
0
General Electric
Common
369604103
199813
5950364
SH

SOLE

5950364
0
0
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
701
16032
SH

SOLE

16032
0
0
Goldman Sachs Group
Common
38141G104
3683
39500
SH

SOLE

39500
0
0
HCA Inc.
Common
404119109
153807
4031642
SH

SOLE

4031642
0
0
Honeywell
Common
438516106
137385
3831161
SH

SOLE

3831161
0
0
J.P. Morgan Chase & Co.
Common
46625h100
437
10997
SH

SOLE

10997
0
0
Kerr McGee Corp.
Common
492386107
145351
2538881
SH

SOLE

2538881
0
0
Liberty Media Corp.
Common
530718105
151528
17377114
SH

SOLE

17377114
0
0
Lilly (Eli) & Co.
Common
532457108
480
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
118411
2381559
SH

SOLE

2381559
0
0
MGIC Investment
Common
552848103
855
12850
SH

SOLE

12850
0
0
Microsoft Corp.
Common
594918104
231
8360
SH

SOLE

8360
0
0
Morgan Stanley Dean Witter
Common
617446448
151456
3072122
SH

SOLE

3072122
0
0
MuniEnhanced Fund
Common
626243109
254
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
639
43900
SH

SOLE

43900
0
0
Nextel Comm. Cl A
Class A
65332V103
130986
5494370
SH

SOLE

5494370
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
374
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
275
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
195432
13002768
SH

SOLE

13002768
0
0
Pfizer Inc.
Common
717081103
704
23010
SH

SOLE

23010
0
0
Pitney Bowes Inc.
Common
724479100
196297
4451181
SH

SOLE

4451181
0
0
Pulte Homes Inc.
Common
745867101
109649
1786680
SH

SOLE

1786680
0
0
Rochester Limited Term NY Muni Fund
Common
771740107
199
60243
SH

SOLE

60243
0
0
SBC Communications
Common
78387G103
228
8776
SH

SOLE

8776
0
0
Time Warner Inc.
Common
887317105
183227
11352350
SH

SOLE

11352350
0
0
United Technologies
Common
913017109
166077
1778504
SH

SOLE

1778504
0
0
Verizon Communications
Common
92343v104
600
15240
SH

SOLE

15240
0
0
Walt Disney Productions
Common
254687106
298
13200
SH

SOLE

13200
0
0
Washington Mutual
Common
939322103
156281
3999014
SH

SOLE

3999014
0
0
Whirlpool Corp.
Common
963320106
343
5700
SH

SOLE

5700
0
0
Xerox
Common
984121103
137190
9743630
SH

SOLE

9743630
0
0
YUM! Brands
Common
988498101
199527
4907216
SH

SOLE

4907216
0
0


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$6,087,728,219

List of Other Included Managers:

No.	13F File Number	Name

None